INCOME TAXES - Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax:
Current tax on profits for the year	$ 0	$ 1	$ 0
Adjustments in respect of prior years	0	0	0
Total current tax expenses	0	1	0
Deferred tax:
Origination and reversal of temporary differences	2	0	0
Total deferred tax expenses	2	0	0
Total income tax expense	$ 2	$ 1	$ 0